Revenue - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 794,733	£ 654,757	£ 446,298
Contract liabilities	104,101	176,997
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 257,300	£ 225,200